UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the quarterly distribution period from August 26, 2006 to November 27, 2006

Commission File Number of issuing entity: 333-132039-01

Goal Capital Funding Trust 2006-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132039

Goal Capital Funding, LLC

(Exact name of depositor as specified in its charter)

Goal Financial, LLC

(Exact name of sponsor as specified in its charter)

Delaware	51-6575337
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

9477 Waples Street, Suite 100 San Diego, California	92121
(Address of principal executive offices of issuing entity)	(Zip Code)

(858) 320-6799

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Student Loan Asset Backed Notes, Series 2006-1, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class A-5 Remarketable Reset Rate Notes, Class A-6 Notes and Class B Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 7 – Significant Enhancement Provider Information.

The report on Form 6-K filed by Barclays Bank PLC (File No. 001-10257) with the Securities and Exchange Commission (“SEC”) on September 20, 2006 is incorporated herein by reference. You should be aware that the information in such report may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning Barclays PLC or Barclays Bank PLC is accurate as of any other date than the dates that such reports were filed with the SEC.

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1 November 27, 2006 Quarterly Statement to Noteholders

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 Quarterly Statement to Noteholders

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 7, 2006

Goal Capital Funding, LLC
(Depositor)

By:	/s/ Seamus Garland
Name:	Seamus Garland
Title:	Secretary

EXHIBIT 99.1 — QUARTERLY STATEMENT TO NOTEHOLDERS